Capital Stock and Stock-Based Compensation	6 Months Ended
Jun. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Capital Stock and Stock-Based Compensation
8.	Capital Stock and Stock-Based Compensation

The authorized capital stock of the Company at June 30, 2014 and December 31, 2013 was 100,000,000 shares of preferred stock, with a par value of $0.01 per share, 200,000,000 shares of Class A common stock, with a par value of $0.01 per share, and 100,000,000 shares of Class B common stock, with a par value of $0.01 per share. The share of Class A common stock entitles the holder to one vote per share while the share of Class B common stock entitles the holder to five votes per share, subject to a 49% aggregate Class B common stock voting power maximum. As of June 30, 2014, the Company had 71.2 million Class A shares and 12.5 million Class B shares issued and outstanding (71.1 million Class A and 12.5 million Class B shares issued and outstanding as of December 31, 2013). As at June 30, 2014, the Company had no shares of preferred stock issued.

In March 2014, a total of 17,073 Class A common shares, with an aggregate value of $0.1 million, were granted to the Company’s non-management directors as part of their annual compensation for 2014. These Class A common shares were issued from the 1,000,000 shares of Class A common stock reserved under the Teekay Tankers Ltd. 2007 Long-Term Incentive Plan and distributed to the directors.

The Company grants stock options and restricted stock units as incentive-based compensation under the Teekay Tankers Ltd. 2007 Long-Term Incentive Plan to certain non-management directors of the Company and to certain employees of Teekay subsidiaries that provide services to the Company. The Company measures the cost of such awards using the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period. The requisite service period consists of the period from the grant date of the award to the earlier of the date of vesting or the date the recipient becomes eligible for retirement. For stock-based compensation awards subject to graded vesting, the Company calculates the value for the award as if it was one single award with one expected life and amortizes the calculated expense for the entire award on a straight-line basis over the requisite service period. The compensation cost of the Company‘s stock-based compensation awards is reflected in general and administrative expenses in the Company’s consolidated statements of income (loss).

During June 2014, the Company granted 0.1 million stock options with an exercise price of $4.25 per share to an officer of the Company. Each stock option granted in June 2014 has a ten-year term and vests equally over three years from the grant date. During March 2014, the Company granted 0.2 million stock options with an exercise price of $4.10 per share to non-management directors of the Company. Each stock option granted in March 2014 has a ten-year term and vests immediately.

The weighted-average grant-date fair value of stock options granted in June 2014 and March 2014 was $1.38 per option and $1.37 per option, respectively, estimated on the grant date using the Black-Scholes option pricing model. The following assumptions were used in computing the fair value of the stock options granted: expected volatility of 46.0% for the June 2014 grant and 47.7% for the March 2014 grant; expected life of five years; dividend yield of 2.8% for the June 2014 grant and 2.9% for the March 2014 grant; and risk-free interest rate of 1.6%. The expected life of the stock options granted was estimated using the historical exercise behavior of employees of Teekay that receive stock options from Teekay. The expected volatility was based on historical volatility as calculated using historical data during the five years prior to the grant date.

During June 2014, the Company also granted 0.4 million restricted stock units to an officer of the Company, with a fair value of $1.4 million. During March 2014, the Company also granted 0.2 million restricted stock units to certain employees of Teekay subsidiaries that provides services to the Company with fair value $0.9 million. Each restricted stock unit is equal in value to one share of the Company’s common shares plus reinvested distributions from the grant date to the vesting date. The restricted stock units vest equally over three years from the grant date. Any portion of a restricted stock unit award that is not vested on the date of a recipient’s termination of service is cancelled, unless their termination arises as a result of the recipient’s retirement and, in this case, the restricted stock unit award will continue to vest in accordance with the vesting schedule. Upon vesting, the value of the restricted stock unit awards, net of withholding taxes, is paid to each recipient in the form of common shares.

During the six months ended June 30, 2014, the Company recorded expenses of $0.2 million related to stock options (2013 - $nil) and $0.7 million related to the restricted stock units (2013 - $0.2 million). During the six months ended June 30, 2014, 122,146 restricted stock units with a market value of $0.6 million vested and that amount was paid to the grantees by issuing 68,322 shares of Class A common stock, net of withholding taxes.